Note 11 - Exploration and Evaluation Assets (Details Textual)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2001
Statement Line Items [Line Items]
Number of purchase option agreements		2
Percentage ownership to be acquired at full option purchase		100.00%
Number of land holdings to be fully owned at option purchase		2
Option to purchase property		$ 25,000,000
Nominal value of of property	$ 1
Tuligtic property in Puebla, Mexico [member
Statement Line Items [Line Items]
Proportion of ownership interest in associate			100.00%
Logan property located in the Yukon Territory, Canada [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	40.00%